Schedule I - Condensed Financial Information of Parent Company (Tables)	12 Months Ended
May 31, 2019
Condensed Financial Information of Parent Company - Balance Sheets
Condensed Financial Information of Parent Company
Balance Sheets
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of May 31,
	2018	2019
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	5,537	3,830
Term deposits	—	69,000
Prepaid expenses and other current assets	7,358	18,342

Total current assets	12,895	91,172
Amounts due from related parties	80,603	61,509
Deferred tax assets	1,170	—
Long-term investments	228,471	255,899
Investments in its subsidiaries and the VIEs	1,758,551	2,153,069

Total assets	2,081,690	2,561,649

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	1,021	15,785
Amounts due to related parties	89,080	88,721
Total current liabilities	90,101	104,506
Long-term Loan	—	96,457
Total liabilities	90,101	200,963
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2018 and 2019; 158,379,387 and 158,801,714 shares issued as of May 31, 2018 and 2019; 158,319,910 and 157,849,714 shares outstanding as of May 31, 2018 and 2019, respectively)	1,584	1,588
Treasury stock	(1)	(10)
Additional paid-in capital	129,059	428,959
Retained earnings	1,616,061	1,953,156
Accumulated other comprehensive income (loss)	244,886	(23,007)
Total shareholders’ equity	1,991,589	2,360,686
Total liabilities and equity	2,081,690	2,561,649

Condensed Financial Information of Parent Company - Statements of Operations
Condensed Financial Information of Parent Company
Statements of Operations
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Operating expenses
General and administrative	18,236	14,435	69,360

Total operating expenses	18,236	14,435	69,360

Operating loss	(18,236)	(14,435)	(69,360)
Interest income	122	16	382
Equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools	292,571	310,549	300,633
Loss from fair value change of long-term investments	—	—	6,410

Net income	274,457	296,130	238,065

Condensed Financial Information of Parent Company - Statements of Comprehensive Income
Condensed Financial Information of Parent Company
Statements of Comprehensive Income
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Net income	274,457	296,130	238,065

Other comprehensive income, net of tax
Foreign currency translation adjustment	(46,331)	76,344	(188,982)
Unrealized gain on available-for-sale investment, net of tax effect of nil, US$(1,170) and US$1,134 for the years ended May 31, 2017, 2018 and 2019, respectively	22,544	129,381	19,018

Other comprehensive (loss)/ income	(23,787)	205,725	(169,964)

Comprehensive income attributable to New Oriental Education & Technology Group Inc.’s shareholders	250,670	501,855	68,101

Condensed Financial Information of Parent Company - Statements of Cash Flows
Condensed Financial Information of Parent Company
Statements of Cash Flows
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Cash flows from operating activities
Net income	274,457	296,130	238,065
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of its subsidiaries, the VIEs, the VIE’s subsidiaries and schools	(292,571)	(310,549)	(300,633)
Dividend received from subsidiaries	43,417	38,471	—
Realized gain from long-term investments	—	(4,785)	—
Loss from fair value change of long-term investments	—	—	(6,410)
Share-based compensation expenses	20,287	57,443	63,315
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,404	(7,148)	—
Amounts due from related parties	—	(30,307)	19,094
Accrued expenses and other current liabilities	(2,341)	(2,653)	15,367
Amounts due to related parties	(40,207)	12,903	—

Net cash provided by operating activities	8,446	49,505	28,798

Cash flows from investing activities
Investments in term deposits	—	10,000	(69,000)
Payment for available-for-sale investments	(1,000)	(2,766)	(2,000)
Proceed from long-term investments	—	9,285	—
Loans to related parties	—	(1,487)	—
Investments in a subsidiary	(8,500)	(10)	—

Net cash (used in) provided by investing activities	(9,500)	15,022	(71,000)

Cash flows from financing activities
Proceeds from long-term loan	—	—	96,457
Cash paid for shares repurchase	—	—	(55,962)
Proceeds from issuance of common shares upon exercise of share options	542	1	—
Loan from a related party	—	690	—
Cash paid for dividend	—	(71,153)	—

Net cash provided by (used in) financing activities	542	(70,462)	40,495

Net decrease in cash and cash equivalents	(512)	(5,935)	(1,707)
Cash and cash equivalents, beginning of year	11,984	11,472	5,537

Cash and cash equivalents, end of year	11,472	5,537	3,830